Share-based compensation - Summary of Expense Recognized in Consolidated Statement of Operations for Employee Share Based Payments (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	€ 7,077	€ 5,865	€ 5,042
Research and development	912	837	615
Sales and marketing	1,135	1,029	826
General and administrative	450	442	354
Share-based compensation	223	176	122
Employee Share-based Payments
Disclosure Of Share Based Payments [Line Items]
Cost of revenue	9	8	4
Research and development	119	84	61
Sales and marketing	41	34	27
General and administrative	54	50	30
Share-based compensation	€ 223	€ 176	€ 122